Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information
22.	Segment Information

Canon operates its business in four segments: the Office Business Unit, the Imaging System Business Unit, the Medical System Business Unit, and the Industry and Others Business Unit, which are based on the organizational structure and information reviewed by Canon’s management to evaluate results and allocate resources.

Based on the realignment of Canon’s internal reporting and management structure, from the beginning of the third quarter of 2018, Canon has reclassified certain businesses from Office Business Unit to Industry and Others Business Unit. Segment information for the year ended December 31, 2018 have reflected this change. Prior period amounts also have been restated. Canon newly established Medical System Business Unit effective at the beginning of the second quarter of 2017, and certain businesses included in Industry and Others Business Unit have been reclassified. Operating results for the year ended December 31, 2017 have been reclassified and for the year ended December 31, 2016 have not been restated since they have not been material. Total assets as of December 31, 2016 have been restated.

The primary products included in each segment are as follows:

Office Business Unit:	Office multifunction devices (MFDs) / Laser multifunction printers (MFPs) / Laser printers / Digital continuous feed presses / Digital sheet-fed presses / Wide-format printers / Document solutions

Imaging System Business Unit:	Interchangeable-lens digital cameras / Digital compact cameras / Digital camcorders / Digital cinema cameras / Interchangeable lenses / Compact photo printers /Inkjet printers / Large format inkjet printers / Commercial photo printers / Image scanners / Multimedia projectors / Broadcast equipment / Calculators

Medical System Business Unit:	Digital radiography systems / Diagnostic X-ray systems / Computed tomography (CT) systems / Magnetic resonance imaging (MRI) systems / Diagnostic ultrasound systems / Clinical chemistry analyzers / Ophthalmic equipment

Industry and Others Business Unit:	Semiconductor lithography equipment / FPD (Flat panel display) lithography equipment/ Vacuum thin-film deposition equipment / Organic LED (OLED) panel manufacturing equipment / Die bonders / Micromotors / Network cameras / Handy terminals / Document scanners

The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1. While Canon previously disclosed operating profit as segment profit, Canon has newly adopted income before income taxes as segment profit for the year ended December 31, 2018. Due to the increase of other income (deductions) from the adoption of ASU No. 2017-07, Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, Canon has changed its business performance measure. Please refer to Note 1 (w) for more detailed information about the change in the accounting standard.

Information about operating results and assets for each segment as of and for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Office	Imaging System	Medical System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2018:
Net sales:
External customers	1,804,002	1,007,365	437,305	703,265	—	3,951,937
Intersegment	3,299	800	273	101,946	(106,318)	—

Total	1,807,301	1,008,165	437,578	805,211	(106,318)	3,951,937
Operating cost and expenses	1,586,497	891,210	408,739	739,665	(17,126)	3,608,985

Operating profit	220,804	116,955	28,839	65,546	(89,192)	342,952
Other income (deductions)	8,383	4,299	640	2,061	4,557	19,940

Income before income taxes	229,187	121,254	29,479	67,607	(84,635)	362,892

Total assets	923,261	393,004	247,282	383,568	2,952,350	4,899,465
Depreciation and amortization	64,964	40,541	9,365	38,582	98,102	251,554
Capital expenditures	48,127	25,796	7,454	24,091	95,036	200,504

2017:
Net sales:
External customers	1,802,542	1,135,584	434,985	706,904	—	4,080,015
Intersegment	2,240	604	1,202	85,946	(89,992)	—

Total	1,804,782	1,136,188	436,187	792,850	(89,992)	4,080,015
Operating cost and expenses	1,615,521	962,663	414,246	752,122	13,858	3,758,410

Operating profit	189,261	173,525	21,941	40,728	(103,850)	321,605
Other income (deductions)	6,108	2,388	564	1,339	21,880	32,279

Income before income taxes	195,369	175,913	22,505	42,067	(81,970)	353,884

Total assets	946,213	387,088	238,824	376,064	3,250,102	5,198,291
Depreciation and amortization	72,346	41,695	5,212	39,736	102,892	261,881
Impairment losses on goodwill	21,721	—	—	12,191	—	33,912
Capital expenditures	46,769	28,508	8,963	16,620	80,529	181,389

2016:
Net sales:
External customers	1,743,039	1,094,291	—	564,157	—	3,401,487
Intersegment	2,957	998	—	82,326	(86,281)	—

Total	1,745,996	1,095,289	—	646,483	(86,281)	3,401,487
Operating cost and expenses	1,583,588	953,567	—	641,082	6,825	3,185,062

Operating profit	162,408	141,722	—	5,401	(93,106)	216,425
Other income (deductions)	7,467	2,691	—	1,658	16,410	28,226

Income before income taxes	169,875	144,413	—	7,059	(76,696)	244,651

Total assets	947,602	391,661	204,755	354,602	3,239,909	5,138,529
Depreciation and amortization	76,500	47,386	—	42,872	83,338	250,096
Capital expenditures	71,841	25,564	—	29,694	81,280	208,379

Intersegment sales are recorded at the same prices used in transactions with third parties. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate research and development expenses. Amortization costs of identified intangible assets resulting from the purchase price allocation of CMSC are also included in corporate expenses. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and cash equivalents, investments, deferred tax assets, goodwill, identified intangible assets from acquisitions and corporate properties. Capital expenditures represent the additions to property, plant and equipment and intangible assets measured on an accrual basis.

Information about sales by product to external customers for each segment for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Years ended December 31
	2018	2017	2016
	(Millions of yen)
Office
Monochrome copiers	280,035	287,823	289,532
Color copiers	403,522	405,576	386,193
Printers	702,378	702,491	664,846
Others	418,067	406,652	402,468

Total	1,804,002	1,802,542	1,743,039
Imaging System
Cameras	599,578	702,598	666,868
Inkjet printers	318,382	333,721	329,066
Others	89,405	99,265	98,357

Total	1,007,365	1,135,584	1,094,291
Medical System
Diagnostic equipment	437,305	434,985	—

Industry and Others
Lithography equipment	199,722	193,113	121,090
Others	503,543	513,791	443,067

Total	703,265	706,904	564,157

Consolidated	3,951,937	4,080,015	3,401,487

Information by major geographic area as of and for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
	(Millions of yen)
Net sales:
Japan	869,577	884,828	706,979
Americas	1,076,402	1,107,515	963,544
Europe	1,015,428	1,028,415	913,523
Asia and Oceania	990,530	1,059,257	817,441

Total	3,951,937	4,080,015	3,401,487

Long-lived assets:
Japan	1,046,065	1,081,522	1,163,374
Americas	129,989	141,937	147,129
Europe	169,357	174,889	166,734
Asia and Oceania	136,602	149,244	164,007

Total	1,482,013	1,547,592	1,641,244

Net sales are attributed to areas based on the location where the product is shipped and the service is performed to the customers. Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales. Net sales in the United States were ¥995,245 million, ¥1,022,305 million and ¥884,083 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Long-lived assets represent property, plant and equipment and intangible assets for each geographic area.